Events after the balance sheet date (Details) $ in Millions, $ in Millions			12 Months Ended
	Jan. 15, 2024 USD ($)	Jan. 15, 2024 AUD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Disposals			$ 128	$ 46
Other disposals of assets | Leichhardt Industrials Group | Dampier Salt Limited
Disclosure of non-adjusting events after reporting period [line items]
Disposals	$ 251	$ 375